Cost of sales and other operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales and other operating costs
Schedule of cost of sales and other operating costs

	2024	2023
	($)	($)
Salaries and benefits	6,694	11,752
Share-based compensation	9	121
Royalties	318	928
Contract Services	10,392	11,590
Raw materials and consumables	2,023	8,941
Operational overhead and write-downs	14,389	16,215
Depreciation	10,712	11,305
	44,537	60,852